Label	Element	Value
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $1.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.30%
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $100.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $114.33 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)
Innovator International Developed Power Buffer ETF™ - February | iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $85.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)